Share-based Payments - Disclosure of weighted average exercise prices for options granted (Details)	12 Months Ended
	Dec. 31, 2022 £ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 £ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 £ / shares	Dec. 31, 2020 $ / shares
Weighted Average Options granted [Line Items]
Weighted average exercise price (in dollars per share) | £ / shares	£ 2.04		£ 3.34		£ 3.14
Alivio
Weighted Average Options granted [Line Items]
Weighted average exercise price (in dollars per share)		$ 0		$ 0		$ 0.47
Entrega
Weighted Average Options granted [Line Items]
Weighted average exercise price (in dollars per share)		0.02		0		0
Follica
Weighted Average Options granted [Line Items]
Weighted average exercise price (in dollars per share)		1.86		1.86		0
Sonde
Weighted Average Options granted [Line Items]
Weighted average exercise price (in dollars per share)		0		0		0.18
Vedanta
Weighted Average Options granted [Line Items]
Weighted average exercise price (in dollars per share)		$ 14.94		$ 19.69		$ 19.59